Intangible Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Intangible Assets (Restated) [Abstract]
INTANGIBLE ASSETS (RESTATED)
Note 6 – INTANGIBLE ASSETS

Intangible assets consist of the following as of December 31, 2013 and June 30, 2013:

	12/31/2013	6/30/2013
Moneytech and mPayments software	$5,901,743	$5,239,641
Accumulated amortization	(2,562,595)	(1,925,228)
	$3,339,148	$3,314,413

The intangible assets are amortized over 10-12 years.  Amortization expense of $264,204 and $259,650 was included in cost of revenues for the six months ended December 31, 2013 and 2012, respectively.

Note 6 – INTANGIBLE ASSETS (RESTATED)

Intangible assets consist of the following as of June 30, 2013 and 2012:

	2013	2012
Moneytech software	$4,574,761	$5,101,997
mPayments software	664,880	-
Domain name	198,353	-
Accumulated amortization	(1,925,227)	(1,634,125)
	$3,512,767	$3,467,872

The intangible assets are amortized over 10-12 years.  Amortization expense of $513,450 and $445,874 was included in cost of revenues for the years ended June 30, 2013 and 2012, respectively.

Amortization for the Company’s intangible assets over the next five fiscal years from June 30, 2013 is estimated to be:

June 30, 2014	$456,650
June 30, 2015	456,650
June 30, 2016	456,650
June 30, 2017	456,650
June 30, 2018	456,650
Thereafter	1,229,517
Total	$3,512,767